CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Other current, non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Prepaid expenses	$ 4,839,465	$ 5,689,560
Tax credit remainder	169,120
Other current assets	596,668	909,256
Total	5,611,861	8,601,209
Argentina
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Guarantee deposit (Argentine)	$ 6,608	11,226
Associate
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Disbursements of property, plant & equipment on behalf of Coca-Cola del Valle New Ventures S.A. (1)		$ 1,991,167